Business Combinations	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Business Combinations
3. Business Combinations
Goodwill
Goodwill represents the excess of the purchase price over the fair value of the underlying net assets acquired.
Trade Names
A trade name is a legally-protected trade or similar mark. Acquired trade names are valued using an income method approach, generally the relief-from-royalty valuation method. The method uses a royalty rate based on comparable marketplace royalty agreements for similar types of trade names and applies it to the after-tax
discounted free cash flow attributed to the trade name. The discount rate used is based on an estimated weighted average cost of capital and the anticipated risk for intangible assets.
Technology and Intellectual Property
Technology and intellectual property (“IP”) is a design, work, or invention that is the result of creativity to which one has ownership rights that may be protected through a patent, copyright, trademark, or service mark. IP is valued using the relief-from-royalty valuation method. The method uses a royalty rate based on comparable marketplace royalty agreements for similar types of IP and applies it to the after-tax
discounted free cash flow attributed to the IP. The discount rate used is based on an estimated weighted average cost of capital and the anticipated risk for intangible assets.
IP is amortized following the pattern in which the expected benefits will be consumed or otherwise used up over each component’s useful life, based on our plans and expectations for the IP going forward, which is generally the underlying IP’s legal expiration dates.

Customer Relationships
Customer relationships are intangible assets that consist of historical and factual information about customers and contacts collected from repeat transactions with customers, with or without any underlying contracts. The information is generally organized as customer lists or customer databases. We have the expectation of repeat patronage from these customers based on the customers’ historical purchase activity, which creates the intrinsic value over a finite period of time and translates into the expectation of future revenues, income, and cash flow.
Customer relationships are valued using projected operating income, adjusted for estimated future existing customer growth, less estimated future customer attrition, net of charges for net tangible assets, IP charge, trade name charge, and work force. The concluded value is the after-tax
discounted free cash flow.
Measurement Period
We have included a measurement period table for each acquisition, identifying the line item or line items where an adjustment was deemed necessary and have quantified its impact. We finalized the valuations and completed the purchase price allocations for Thrasys, BHS, TTC, and Innovations Group during the three months ended December 31, 2021, finalized the valuation and completed the purchase price allocation for Glocal during the three months ended March 31, 2022, and finalized the valuation and completed the purchase price allocation for Cloudbreak during the three months ended June 30, 2022.
The Formation of UpHealth Holdings
UpHealth Holdings was formed on October 26, 2020, as a Delaware corporation, when the shareholders of UpHealth Services, Inc. contributed all of the shares of UpHealth Services to UpHealth Holdings in exchange for outstanding common stock of UpHealth Holdings, resulting in UpHealth Services being a wholly owned subsidiary of UpHealth Holdings. This was accounted for as a common control transaction with assets and liabilities carried over at book value.
Acquisition of Thrasys
On November 20, 2020, UpHealth Holdings completed the 100% acquisition of Thrasys, in exchange for a promissory note for future cash consideration, as defined in the merger agreements, and common stock interests in UpHealth Holdings totaling $167.4 million, net of cash and restricted cash acquired of $2.5 million. The acquisition brings additional software and support synergies to our consolidated digital healthcare offerings.
Under the terms of the merger agreement, shares of common stock held by two officers of Thrasys, with a value of $10.0 million, have been restricted for 12 months from the closing date of the merger, as security for a potential indemnification claim related to a Thrasys tax matter (see Note 13,
Income Taxes
, for further information).
We identified developed technology and intellectual property, customer relationships, and trade names as definite-lived intangible assets. Developed technology and intellectual property consists of Thrasys’ SyntraNet
TM
platform, which is supported by 24 domestic and international patents. Customer relationships consists of Thrasys’ relationships with health plans, health systems and hospitals, physician groups, and accountable care organizations that are expected to contribute to recurring revenues and cross sell of our offerings. Trade names consist of the SyntraNet
TM
trademark.
The goodwill is attributable to the workforce of the acquired business and the significant synergies expected to arise after our acquisition of Thrasys. The goodwill is not deductible for tax purposes.

The following table sets forth the allocation of the purchase price to Thrasys’ identifiable tangible and intangible assets acquired and liabilities assumed, including measurement period adjustments. The allocation of value in this table is complete, as the measurement period has ended.

(In thousands)	As of November 20, 2021	Measurement Period Adjustments	As of November 20, 2020
Accounts receivable	$3,491	$—	$3,491
Prepaid expenses and other	3,001	—	3,001
Identifiable intangible assets	27,875	—	27,875
Property and equipment	101	—	101
Other assets	19	—	19
Goodwill	143,964	(4,124)	148,088

Total assets acquired	178,451	(4,124)	182,575

Accounts payable	1,779	—	1,779
Accrued expenses and other current liabilities	3,949	(1,373)	5,322
Debt	430	(531)	961
Deferred tax liabilities	6,680	302	6,378
Deferred revenue	700	—	700

Total liabilities assumed	13,538	(1,602)	15,140

Net assets acquired	$164,913	$(2,522)	$167,435

Thrasys applied for forgiveness of its $0.5 million PPP loan during 2020 and it was forgiven in full and the subsidiary was legally released from repaying the loan by the SBA in June 2021. The forgiveness was recorded as a decrease in debt and goodwill during the three months ended June 30, 2021. In connection with the closing of the Business Combinations on June 9, 2021, the purchase consideration was adjusted in accordance with the merger agreement, resulting in a decrease in net assets acquired and goodwill of $2.5 million during the three months ended June 30, 2021. During the three months ended December 31, 2021, a $1.4 million decrease in accrued expenses and other current liabilities was recorded related to a shareholder tax liability, with an offsetting increase in goodwill, as well as a $0.3 million increase in deferred tax liability related to income tax liabilities and other assets acquired in connection with the acquisition, with an offsetting increase in goodwill.
The acquired intangible assets from Thrasys and the related estimated useful lives consist of the following:

	Value	Useful Life
(In thousands)		(in years)
Definite-lived intangible assets—Trade names	$6,925	10
Definite-lived intangible assets—Technology and intellectual property	10,825	7
Definite-lived intangible asset—Customer relationships	10,125	10

Total fair value of identifiable intangible assets	$27,875

Acquisition of BHS
On November 20, 2020, UpHealth Holdings completed the 100% acquisition of BHS in exchange for a promissory note for future cash consideration, as defined in the merger agreements, and common stock interests in UpHealth Holdings totaling $15.8 million, net of cash acquired of $1.0 million. The acquisition adds the services segment to our operations and brings additional medical synergies to our consolidated digital healthcare offerings.

We identified trade names as a definite-lived intangible asset.
The goodwill is attributable to the workforce of the acquired business and the significant synergies expected to arise after our acquisition of BHS. The goodwill is deductible for tax purposes.
The following table sets forth the allocation of the purchase price to BHS’ identifiable tangible and intangible assets acquired and liabilities assumed, including measurement period adjustments. The allocation of value in this table is complete, as the measurement period has ended.

(In thousands)	As of November 20, 2021	Measurement Period Adjustments	As of November 20, 2020
Accounts receivable	$1,257	$—	$1,257
Inventories	100	—	100
Prepaid expenses and other	40	—	40
Identifiable intangible assets	225	—	225
Property and equipment	53	—	53
Other assets	4	—	4
Deferred tax assets	19	—	19
Goodwill	15,443	(663)	16,106

Total assets acquired	17,141	(663)	17,804

Accounts payable	374	—	374
Accrued expenses and other current liabilities	1,067	641	426
Debt	113	(1,121)	1,234

Total liabilities assumed	1,554	(480)	2,034

Net assets acquired	$15,587	$(183)	$15,770

In connection with the closing of the Business Combinations on June 9, 2021, the purchase consideration was adjusted in accordance with the merger agreements, resulting in a net decrease in net assets acquired and goodwill of $0.2 million during the three months ended June 30, 2021. During the three months ended June 30, 2021, BHS recorded an accrual in the amount of $0.4 million for amounts owing to providers as of the acquisition date, with an offsetting increase in goodwill. BHS submitted a request for forgiveness of its $1.0 million PPP loans during 2021 and it was forgiven in full and BHS was legally released from repaying the loan by the SBA in August 2021. The forgiveness was recorded as a decrease in debt and goodwill during the three months ended September 30, 2021. During the three months ended December 31, 2021, BHS recorded $0.1 million for the forgiveness of PRF loans as a decrease in debt and goodwill. Additionally, $0.2 million was recorded for customer credit liabilities as an increase to accrued expenses and other current liabilities and goodwill.
The acquired intangible assets from BHS and the related estimated useful lives consist of the following:

	Value	Useful Life
(In thousands)		(in years)
Definite-lived intangible assets—Trade names	$225	3

Total fair value of identifiable intangible assets	$225

Acquisition of TTC
On January 25, 2021, UpHealth Holdings completed the 100% acquisition of TTC in exchange for a promissory note for future cash consideration, as defined in the merger agreements, and common stock interests in UpHealth Holdings totaling $45.9 million, net of cash acquired of $2.4 million. The acquisition brings additional medical synergies to our consolidated digital healthcare offerings.
We identified trade names as a definite-lived intangible asset.
The goodwill is attributable to the workforce of the acquired business and the significant synergies expected to arise after our acquisition of TTC. The goodwill is not deductible for tax purposes.
The following table sets forth the allocation of the purchase price to TTC’s identifiable tangible and intangible assets acquired and liabilities assumed, including measurement period adjustments. The allocation of value in this table is complete, as the measurement period ended as of January 25, 2022.

(In thousands)	As of January 25, 2022	Measurement Period Adjustments	As of January 25, 2021
Accounts receivable	$1,311	$(462)	$1,773
Prepaid expenses and other	187	—	187
Identifiable intangible assets	1,125	—	1,125
Property and equipment	531	—	531
Other assets	281	—	281
Goodwill	58,354	780	57,574

Total assets acquired	61,789	318	61,471

Accounts payable	625	—	625
Accrued expenses and other current liabilities	602	—	602
Due to related parties	4,200	2,807	1,393
Debt	11,216	(1,284)	12,500
Deferred tax liabilities	446	(28)	474

Total liabilities assumed	17,089	1,495	15,594

Net assets acquired	$44,700	$(1,177)	$45,877

TTC submitted a request for forgiveness of its PPP loans in 2020 and they were forgiven in full and TTC was legally released from repaying the loans in the amount of $0.9 million and $0.3 million in February and March 2021, respectively. The forgiveness was recorded as a decrease in debt and goodwill during the three months ended March 31, 2021. In connection with the closing of the Business Combinations on June 9, 2021, the purchase consideration was adjusted in accordance with the merger agreements, resulting in a net decrease in net assets acquired and goodwill of $1.2 million. During the three months ended June 30, 2021, TTC recorded an accrual in the amount of $2.8 million for amounts owing to a related party as of the acquisition date, with an offsetting increase in goodwill. During the three months ended December 31, 2021, a $0.5 million accounts receivable reserve was recorded as a decrease in accounts receivable and an increase in goodwill.
The acquired intangible assets from TTC and their related estimated useful lives consisted of the following:

	Approximate Fair Value	Estimated Useful Life
(In thousands)		(in years)
Definite-life intangible assets—Trade names	$1,125	3

Total fair value of identifiable intangible assets	$1,125

Acquisition of Glocal
On November 20, 2020, UpHealth Holdings entered into a stock purchase agreement to acquire 43.46% of Glocal. On March 26, 2021, UpHealth Holdings completed a step acquisition of an additional 45.94% of Glocal, bringing our total ownership to 89.40%. The acquisition resulted in our ownership exceeding 50.0%, requiring consolidation of Glocal as of March 26, 2021. On May 14, 2021, June 21, 2021, and August 27, 2021, UpHealth Holdings completed the acquisition of an additional 1.0%, 1.8%, and 2.61% of Glocal, respectively, bringing our total ownership to 94.81% as of December 31, 2021. Total purchase price consideration included a promissory note for future cash consideration, as defined in the merger agreements, and common stock interests in UpHealth Holdings totaling $131.5 million, net of cash acquired of $0.4 million. The acquisition brought additional software and support synergies to our virtual care infrastructure offerings.
We identified developed technology and intellectual property as definite-lived intangible assets. Glocal has intellectual property and computer software associated with its digital dispensary technology and its telemedicine software. This software platform has historically been used to provide patient care to health populations in India via technology-based hospital centers run by the government in a fee-for-service
model based on usage.
The goodwill is attributable to the workforce of the acquired business and the significant synergies expected to arise after our acquisition of Glocal. The goodwill is not deductible for tax purposes.
The following table sets forth the allocation of the purchase price to Glocal’s identifiable tangible and intangible assets acquired and liabilities assumed, including measurement period adjustments. The allocation of value in this table is complete, as the measurement period ended as of March 26, 2022.

(In thousands)	As of March 26, 2022	Measurement Period Adjustments	As of March 26, 2021
Accounts receivable, net	$1,350	$(5,111)	$6,461
Inventories	325	—	325
Identifiable intangible assets	45,289	7,250	38,039
Property, equipment, and work in progress	26,767	(13,959)	40,726
Other current assets, including short term advances	15	(1,965)	1,980
Other noncurrent assets, including long term advances	509	—	509
Goodwill	121,913	30,042	91,871

Total assets acquired	196,168	16,257	179,911

Accounts payable	579	—	579
Accrued expenses and other current liabilities	9,692	1,421	8,271
Income tax liability	2,420	2,420	—
Deferred tax liability	8,649	8,649	—
Debt	19,937	(2,275)	22,212
Noncontrolling interest	29,278	11,889	17,389

Total liabilities assumed and noncontrolling interest	70,555	22,104	48,451

Net assets acquired	$125,613	$(5,847)	$131,460

In connection with the closing of the Business Combinations on June 9, 2021, the purchase consideration was adjusted in accordance with the merger agreements, resulting in a net decrease in net assets acquired and goodwill of $5.8 million during the three months ended June 30, 2021. During the three months ended June 30, 2021, Glocal recorded a deferred tax liability in the amount of $9.9 million relating to identifiable intangible and other assets acquired in connection with the acquisition, with an offsetting increase in goodwill. During the three months ended September 30, 2021, Glocal recorded a reserve against its accounts receivable in the amount of $2.0 million and a liability related to redeemable preferred shares as of the acquisition date in the amount of $11.9 million with offsetting increases in goodwill. During the three months ended December 31, 2021, Glocal recorded reserves against accounts receivable and other assets in the amount of $5.1 million and additions to accrued expenses for unrecorded liabilities in the amount of $1.2 million with an offsetting increase to goodwill. During the three months ended December 31, 2021, Glocal recorded debt forgiveness in the amount of $2.3 million, with an offsetting decrease to goodwill, as well as a deferred tax liability in the amount of $2.6 million relating to income tax liabilities and other assets acquired in connection with the acquisition, with an offsetting increase in goodwill. During the three months ended March 31, 2022, Glocal recorded a reduction in the fair value of property, equipment, and work in progress in the amount of $14.0 million, an increase in the value of intangible assets in the amount of $7.3 million, and an increase in accrued expenses related to unrecorded liabilities in the amount of $0.2 million, with offsetting increases to goodwill, as well as a reduction to the deferred tax liability in the amount of $2.6 million related to these adjustments, with an offsetting decrease in goodwill.
The acquired intangible assets from Glocal and their related estimated useful lives consisted of the following:

	Approximate Fair Value	Estimated Useful Life
(In thousands)		(in years)
Definite-lived intangible assets—Technology and intellectual property	$45,289	7

Total fair value of identifiable intangible assets	$45,289

As discussed in Note 1,
Organization and Business
, we deconsolidated Glocal during the three months ended September 30, 2022; therefore, the financial results of Glocal as of December 31, 2021, the period from March 26, 2021 to December 31, 2021, and the period from January 1, 2022 to June 30, 2022 are included in our consolidated financial statements, and the financial results of Glocal as of December 31, 2022 and for the three and six months then ended are not included in our consolidated financial statements.
Acquisition of Innovations Group
On April 27, 2021, UpHealth Holdings completed the 100% acquisition of Innovations Group in exchange for a promissory note for future cash consideration, as defined in the merger agreement, and common stock interests in UpHealth Holdings totaling $169.8 million, net of cash acquired of $0.3 million. The acquisition brings additional medical synergies to our consolidated digital healthcare offerings.
We identified developed technology and intellectual property, customer relationships, trade names, and a lease as definite-lived intangible assets. Developed technology and intellectual property consists of Innovations Group’s eMedplus software, which is a full-service prescription management system licensed by the U.S. Drug Enforcement Agency and industry groups. Customer relationships consist of Innovations Group’s relationships with physician groups, who make up a significant portion of its revenue and continue to use the platform as a prescription management and delivery service without high levels of attrition. Trade names consist of the MedQuest brand, which customers identify as the supplier of the product they use, and which is licensed by the government and industry groups.
The goodwill is attributable to the workforce of the acquired business and the significant synergies expected to arise after our acquisition of Innovations Group. The goodwill is not deductible for tax purposes.

The following table sets forth the allocation of the purchase price to Innovation’s identifiable tangible and intangible assets acquired and liabilities assumed. The allocation of value in this table is complete, as the measurement period ended as of April 27, 2022.

(In thousands)	As of April 27, 2022	Measurement Period Adjustments	As of April 27, 2021
Accounts receivable	$47	$—	$47
Inventories	2,693	—	2,693
Prepaid expenses and other	530	—	530
Identifiable intangible assets	29,115	790	28,325
Property and equipment	3,642	(4,295)	7,937
Other assets	—	(22)	22
Goodwill	143,654	(76)	143,730

Total assets acquired	179,681	(3,603)	183,284

Accounts payable	472	—	472
Accrued expenses and other current liabilities	772	(8)	780
Deferred revenue	302	—	302
Deferred tax liability	8,017	180	7,837
Debt	—	(4,069)	4,069
Noncontrolling interests	—	—	—

Total liabilities assumed and noncontrolling interest	9,563	(3,897)	13,460

Net assets acquired	$170,118	$294	$169,824

During the three months ended September 30, 2021, Innovations Group recorded noncontrolling interests related to a VIE as of the acquisition date in the amount of $0.5 million, with an offsetting increase in goodwill. During the three months ended December 31, 2021, Innovations Group determined that the VIE should not be consolidated since it no longer had a variable interest in the VIE, and recorded a $4.3 million decrease to property and equipment, a $22 thousand decrease to other assets, a $8 thousand decrease to accrued expenses and other current liabilities and a $4.1 million decrease to debt, with no change to goodwill. In addition, during the three months ended December 31, 2021, Innovations Group recorded a lease intangible of $0.8 million, with an offsetting decrease in goodwill, as well as a $0.2 million increase in deferred tax liability related to income tax liabilities and other assets acquired in connection with the acquisition, with an offsetting increase in goodwill.
The acquired intangible assets from Innovations Group and their related estimated useful lives consisted of the following:

	Approximate Fair Value	Estimated Useful Life
(In thousands)		(in years)
Definite-lived intangible assets—Trade names	$10,925	10
Definite-lived intangible assets—Technology and intellectual property	8,075	5-7
Definite-lived intangible assets—Customer relationships	9,325	10
Definite-lived intangible assets—Lease	790	4.8

Total fair value of identifiable intangible assets	$29,115

Acquisition of Cloudbreak
On June 9, 2021, UpHealth (fka GigCapital2) completed the Cloudbreak Business Combination in an exchange of cash, notes, and common stock interests in UpHealth totaling $142.0 million, net of cash acquired of $0.9 million. The acquisition brings additional software and support synergies to our virtual care infrastructure offerings.
We identified developed technology and intellectual property, customer relationships, and trade names as definite-lived intangible assets. Developed technology and intellectual property primarily consists of Martti
™
, Cloudbreak’s core telehealth offering, which is a remote video enabled interpretation software that puts certified medical interpreters alongside clinical care teams at video endpoints in provider networks nationwide. Customer relationships consist of Cloudbreak’s core customers, which are comprised of hospitals and health systems, Federally Qualified Healthcare Clinics, urgent care centers, standalone medical practices, and schools nationwide. Trade names consist of the Martti
™
trademark.
The goodwill is attributable to the workforce of the acquired business and the significant synergies expected to arise after our acquisition of Cloudbreak. The goodwill is partially deductible for tax purposes.
The following table sets forth the allocation of the purchase price to Cloudbreak’s identifiable tangible and intangible assets acquired and liabilities assumed. The allocation of value in this table is complete, as the measurement period ended as of June 9, 2022.

(In thousands)	As of June 9, 2022	Measurement Period Adjustments	As of June 9, 2021
Accounts receivable	$5,551	$741	$4,810
Prepaid expenses and other	921	—	921
Identifiable intangible assets	32,475	—	32,475
Property and equipment	7,065	183	6,882
Other assets	631	(411)	1,042
Goodwill	107,219	(3,749)	110,968

Total assets acquired	153,862	(3,236)	157,098

Accounts payable	2,518	—	2,518
Accrued expenses and other current liabilities	1,267	362	905
Deferred revenue	15	—	15
Deferred tax liability	3,912	(3,994)	7,906
Other long-term liabilities	382	382	—
Debt	3,752	—	3,752

Total liabilities assumed	11,846	(3,250)	15,096

Net assets acquired	$142,016	$14	$142,002

During the three months ended September 30, 2021, the purchase consideration was adjusted in accordance with the merger agreements, resulting in a net increase in net assets acquired and goodwill of $14 thousand. During the three months ended September 30, 2021, Cloudbreak recorded a lease liability related to its operating leases as of the acquisition date in the amount of $0.4 million, with an offsetting increase in goodwill. During the three months ended December 31, 2021, Cloudbreak recorded a $0.7 million increase to accounts receivable, net of reserve, with an offsetting decrease in goodwill; a $0.2 million increase to property and equipment and a $0.4 million decrease in other assets, with an offsetting increase in goodwill, related to capital lease security deposits; a $0.4 million increase to accrued expenses and other current liabilities, with an offsetting increase to goodwill, related to a payroll accrual and a payable to a customer; and a $3.9 million decrease in deferred tax liability related to income tax liabilities and other assets acquired in connection with the acquisition, with an offsetting increase in goodwill. During the three months ended June 30, 2022, Cloudbreak recorded a $0.1 million decrease in deferred tax liability related to income tax liabilities and other assets acquired in connection with the acquisition, with an offsetting decrease in goodwill.
The acquired intangible assets from Cloudbreak and their related estimated useful lives consisted of the following:

	Approximate Fair Value	Estimated Useful Life
(In thousands)		(in years)
Definite-lived intangible assets—Trade names	$12,975	10
Definite-lived intangible assets—Technology and intellectual property	5,825	5
Definite-lived intangible assets—Customer relationships	13,675	10

Total fair value of identifiable intangible assets	$32,475

Acquisition of UpHealth Holdings
On June 9, 2021, GigCapital2 completed the UpHealth Business Combination as disclosed above, in an exchange of cash, notes, and common stock interests in UpHealth for all the shares of UpHealth Holdings’ capital stock issued and outstanding immediately prior to the effective date of the acquisition. The acquisition was accounted for as a reverse recapitalization, which is the equivalent of UpHealth Holdings issuing stock for the net assets of GigCapital2, accompanied by a recapitalization, with UpHealth Holdings treated as the accounting acquiror. The determination of UpHealth Holdings as the accounting acquiror was primarily based on the fact that subsequent to the acquisition, UpHealth Holdings owns a majority of the voting power of the combined company, UpHealth Holdings comprises 75% of the ongoing operations of the combined entity, UpHealth Holdings controls a majority of the governing body of the combined company, and UpHealth Holdings’ senior management comprises most of the senior management of the combined company. The net assets of GigCapital2 were stated at historical cost with no goodwill or other intangible assets recorded. Reported results from operations included herein prior to the acquisition are those of UpHealth Holdings. The shares and corresponding capital amounts and loss per share related to UpHealth Holdings’ outstanding common stock prior to the acquisition have been retroactively restated to reflect the exchange ratio (1.0 UpHealth Holdings share to 10.28 GigCapital2 shares) established in the business combination agreement.
Acquisition, Integration and Transformation Costs
For the year ended December 31, 2022 and December 31, 2021, we have incurred $22.2 million and $36.3 million, respectively, of costs related to the acquisition, integration, and transformation of UpHealth Holdings and its subsidiaries (Thrasys, BHS, TTC, Glocal, and Innovations Group), and Cloudbreak, which are included in acquisition, integration, and transformation costs in the consolidated statements of operations.
Combined Pro Forma Results for the Year Ended December 31, 2021
The results of operations of UpHealth Holdings and its subsidiaries (BHS, Thrasys, TTC, Glocal, and Innovations Group), and Cloudbreak have been included in the financial statements subsequent to their acquisition dates. The following unaudited pro forma consolidated financial information reflects the results of operations as if the acquisition of UpHealth Holdings (including all subsidiaries) and Cloudbreak had o ccu
rred on January 1, 2021, after giving effect to certain purchase accounting adjustments. These purchase accounting adjustments mainly include incremental depreciation expense related to the fair value adjustment of property and equipment, amortization expense related to identifiable intangible assets, and tax expense related to the combined tax provisions. This information does not purport to be indicative of the actual results that would have occurred if the acquisition had actually been completed on the date indicated, nor is it necessarily indicative of the future operating results or the financial position of the combined company:

(In thousands)	For the year ended December 31,
Pro Forma	2021
Revenues	$148,945
Net income (loss)	$(345,340)
Basic earnings per share	$(32.27)
Diluted earnings per share	$(32.27)